Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal				$ (1,116)	$ 5,998
State				(732)	2,259
Deferred:
Federal					296
State					15
Total tax expense (benefit)	$ (3,806)	$ (26,529)	$ (1,217)	$ (1,848)	$ 8,568